INCOME TAX - Income (losses) before income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Income Tax Disclosure [Abstract]
PRC	$ 140,539	$ 155,691	$ 127,301
Non-PRC	(43,042)	(11,968)	2,341
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest, Total	$ 97,497	$ 143,723	$ 129,642